Note 5 - Receivables (Details Textual) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable, after Allowance for Credit Loss, Total	$ 1,479,780	$ 1,629,559	$ 1,664,862	$ 1,442,231